Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2020
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	September 30, 2020	September 30, 2019
Accounts receivable	$5,864,040	$5,309,656
Less: allowance for doubtful accounts	(93,032)	(73,386)
Accounts receivable, net	$5,771,008	$5,236,270

Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2020	Subsequent collection	% of subsequent collection
Less than 3 months	$4,751,705	$4,587,583	96.5%
From 4 to 6 months	1,010,693	993,403	98.3%
From 7 to 9 months	12	-	0.0%
From 10 to 12 months	1,151	585	50.8%
Over 1 year	100,479	7,837	7.8%
Total gross accounts receivable	5,864,040	5,589,408	95.3%
Allowance for doubtful accounts	(93,032)	-
Accounts Receivable, net	$5,771,008	$5,589,408	96.9%

Schedule of Allowance for Doubtful Accounts

Allowance for doubtful accounts movement is as follows:

	September 30, 2020	September 30, 2019
Beginning balance	$73,386	$48,529
Additions	15,569	27,709
Reductions	-	-
Foreign currency translation adjustments	4,077	(2,852)
Ending balance	$93,032	$73,386